KNOWLEDGE   DISCIPLINE    SERVICE     CHOICE
----------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
----------------------------------------------

INVESCO Treasurer's Series Funds, Inc.

MONEY MARKET RESERVE FUND
TAX-EXEMPT RESERVE FUND







ANNUAL






[INVESCO ICON]
INVESCO

ANNUAL REPORT | May 31, 1999

TREASURER'S SERIES FUNDS
A NOTE ON MONEY MARKET FUNDS AT INVESCO
--------------------------------------------------------------------------------

As investors turn increasingly to money market funds as both short-term savings vehicles and bulwarks against market volatility, we thought it useful to reiterate our approach to money market management at INVESCO.

o For institutions and individuals with over $100,000 to invest, INVESCO's Treasurer's Series Funds, Money Market Reserve Fund and Tax-Exempt Reserve Fund, provide a lower-cost, higher-yield option. The two Treasurer's Funds have an expense ratio fixed at 25 basis points, or 1/4 percent, which helps insure extremely competitive yields for investors. The ranking firm IBC recently placed the Tax-Exempt Reserve Fund first and the Money Market Reserve Fund third in their respective categories based on seven-day yields.*

o We also manage three other money market funds. Cash Reserves Fund is a convenient vehicle for providing high-quality current yields for investors, while allowing them quick and easy access to their money through free checkwriting.

o Invested in securities backed by the federal government or its agencies, U.S. Government Money Fund is an attractive option for shareholders primarily concerned with safety of principal in light of Y2K concerns and other issues. Of INVESCO's five money market fund alternatives, this offers the highest credit quality.

o Finally, Tax-Free Money Fund helps shelter its investors from federal taxes by investing in the debt obligations of states and municipalities. (Income may be subject to state and local taxes, as well as the federal Alternative Minimum Tax.)

While money market funds are not insured by the federal government, they provide a low-risk and increasingly convenient cash-management tool for investors. An investment in these funds is not insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

/s/ Richard R. Hinderlie                             /s/ Ingeborg S. Cosby

Richard R. Hinderlie                                 Ingeborg S. Cosby
Vice President                                       Vice President
--------------------------------------------------------------------------------

RICHARD R. HINDERLIE

VICE PRESIDENT, INVESCO FUNDS GROUP. BA, PACIFIC LUTHERAN UNIVERSITY, MBA, ARIZONA STATE UNIVERSITY. JOINED INVESCO IN 1993. BEGAN INVESTMENT CAREER IN 1973. HAS MANAGED MONEY MARKET RESERVE FUND SINCE 1999.

INGEBORG S. COSBY

VICE PRESIDENT, INVESCO FUNDS GROUP. JOINED INVESCO IN 1985. BEGAN INVESTMENT CAREER IN 1982. HAS MANAGED TAX-EXEMPT RESERVE FUND SINCE 1999.

*IBC MONEY FUND REPORT, June 29, 1999. IBC is an independent mutual fund analyst specializing in money market funds. INVESCO Treasurer's Tax-Exempt Reserve ranked #1 out of 285 tax-free money funds based on its 7-day yield as of June 29, 1999. INVESCO Treasurer's Money Market Reserve ranked #3 out of 250 non-government money funds based on its 7-day yield as of June 29, 1999.

INVESCO | Annual Report | May 31, 1999
Market Headlines: June 1998 to May 1999
--------------------------------------------------------------------------------

The strong annual returns recorded at the end of 1998 by large company stock indexes masked a period of turmoil in the markets as dramatic as any in recent memory. With investors already nervous about valuations, confidence evaporated in late summer when the Asian financial crisis appeared ready to spread like wildfire through the world's emerging markets.

The quick actions of the Federal Reserve Board and bargain-hunting by stoic investors helped the markets reverse their losses in the early fall. Yet most important, perhaps, was the continuing strength of the American economy--and behind it, the American consumer. Low unemployment and interest rates, strong wage gains, and a resilient level of consumer confidence kept money flowing into housing and the auto industry, the two bellwether industries for the economy. Technology stocks led the rebound, as investors looked for the industries with the highest growth rates and the most pricing leverage.

Throughout the fall and winter, the largest, fastest-growing companies left the rest of the market behind as investors kept one eye on the continuing problems overseas and another on the blossoming technological promise of the American economy. First health care stocks and then telecommunications issues outdistanced the pack. Meanwhile, cyclical issues suffered, as did many small or slower-growing company stocks.

By the spring of 1999, however, the threat of economic overheating rather than worldwide depression loomed largest in many investors' minds. Signs of renewed economic strength abroad and remarkable growth figures at home led many to believe that the Federal Reserve would soon reverse course and lead interest rates higher--and indeed, market interest rates crept upward. Too much growth rather than too little encouraged many to head for cyclical industries poised to benefit from improving markets.

As the "cyclical rotation" continued, the market averages seemed to bounce against a ceiling, putting an end to their dizzying ascent since the fall. With the economic outlook almost too bright and the market near its record levels, investors began to speak again of the importance of stock selection and asset allocation in place of playing the averages.

--------------------------------------------------------------------------------
YEAR 2000 COMPUTER ISSUE.
Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Funds could be adversely affected.

In addition, the markets for, or values of, securities in which the Funds invest may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Funds' investments. At this time, it is generally believed that foreign issuers, particularly those in emerging and other markets, may be more vulnerable to Year 2000 problems than will be issuers in the U.S.

STATEMENT OF INVESTMENT SECURITIES

INVESCO Treasurer's Series Funds, Inc.
May 31, 1999

                                                 EFFECTIVE
                                                  INTEREST               PRINCIPAL
%        DESCRIPTION                                RATE %                  AMOUNT                   VALUE
----------------------------------------------------------------------------------------------------------
Treasurer's Money Market Reserve Fund
100.00   SHORT-TERM INVESTMENTS
87.36    COMMERCIAL PAPER
3.07     ALUMINUM
         Aluminum Co of America, 6/15/1999            4.91              $1,800,000              $1,796,619
==========================================================================================================
3.42     AUTO PARTS
         PACCAR Financial, 6/4/1999                   4.91               2,000,000               1,999,194
==========================================================================================================
7.69     CHEMICALS
         Air Products & Chemicals, 6/1/1999           4.99               2,700,000               2,700,000
         Great Lakes Chemical, 6/8/1999               4.90               1,800,000               1,798,310
==========================================================================================================
                                                                                                 4,498,310
3.07     CONTAINERS
         Bemis Inc, 6/7/1999                          4.87               1,800,000               1,798,559
==========================================================================================================
11.81    ELECTRIC UTILITIES
         National Rural Utilities Coop, 6/11/1999     4.90               2,300,000               2,296,915
         Progress Capital Holdings, 6/1/1999          4.88               2,300,000               2,300,000
         Tampa Electric, 6/23/1999                    4.90               2,320,000               2,313,174
==========================================================================================================
                                                                                                 6,910,089
3.92     ELECTRONICS
         Motorola Inc, 6/14/1999                      4.88               2,300,000               2,296,006
==========================================================================================================
11.44    FINANCIAL -- DIVERSIFIED
         General Electric Capital, 6/11/1999          4.93               2,700,000               2,696,360
         Greenwich Funding, 6/9/1999                  4.92               2,000,000               1,997,846
         Siemens Capital, 6/1/1999                    4.84               2,000,000               2,000,000
==========================================================================================================
                                                                                                 6,694,206
4.09     HEALTH CARE RELATED
         Becton Dickinson, 6/21/1999                  4.88               2,400,000               2,393,594
==========================================================================================================
1.98     HOUSEHOLD PRODUCTS
         Procter & Gamble, 6/7/1999                   4.90               1,161,000               1,160,065
==========================================================================================================
6.99     INSURANCE
         MetLife Funding, 6/16/1999                   4.91               2,300,000               2,295,373
         St Paul Cos, 6/14/1999                       4.88               1,800,000               1,796,879
==========================================================================================================
                                                                                                 4,092,252





                                                 EFFECTIVE
                                                  INTEREST               PRINCIPAL
%        DESCRIPTION                                RATE %                  AMOUNT                   VALUE
----------------------------------------------------------------------------------------------------------
5.29     OFFICE EQUIPMENT & SUPPLIES
         Avery Dennison, 6/1/1999                     5.00              $1,300,000              $1,300,000
         Xerox Corp, 6/4/1999                         4.88               1,800,000               1,799,278
==========================================================================================================
                                                                                                 3,099,278
13.84    OIL & GAS RELATED
         BP America, 6/1/1999                         4.99               2,700,000               2,700,000
         Exxon Imperial, 6/3/1999                     4.92               2,700,000               2,699,272
         Koch Industries, 6/1/1999                    4.98               2,700,000               2,700,000
==========================================================================================================
                                                                                                 8,099,272
6.14     PUBLISHING
         Gannett Co, 6/4/1999                         4.85               1,800,000               1,799,283
         New York Times, 6/14/1999                    4.87               1,800,000               1,796,885
==========================================================================================================
                                                                                                 3,596,168
4.61     SERVICES
         Electronic Data Systems, 6/4/1999            4.92               2,700,000               2,698,908
==========================================================================================================
         TOTAL COMMERCIAL PAPER
           (Amortized Cost $51,132,520)                                                         51,132,520
==========================================================================================================
12.64    MUNICIPAL SHORT-TERM NOTES(a)
4.61     HEALTH CARE RELATED
         Fairview Hosp & Hlthcare Svcs of Minnesota,
           (MBIA Insured), ACES, Hosp Rev, Series A,
           11/1/2015                                  4.95               2,700,000               2,700,000
==========================================================================================================
8.03     INSURANCE
         Health Insurance Plan of Greater New York,
           (LOC - Morgan Gty Trust), Gen Oblig,
           ACES, Ind Rev, Series B-1, 7/1/2016        4.92               4,700,000               4,700,000
==========================================================================================================
           TOTAL MUNICIPAL SHORT-TERM NOTES
              (Amortized Cost $7,400,000)                                                        7,400,000
==========================================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Amortized Cost $58,532,520)(b)                                                       $58,532,520
==========================================================================================================

Treasurer's Tax-Exempt Reserve Fund
100.00   MUNICIPAL SHORT-TERM INVESTMENTS(A)
21.84    DAILY PUT BONDS
1.59     ALABAMA
         Columbia Indl Dev Brd, Alabama (Alabama
           Pwr Proj), AR, PCR Ref, 1995 Series
           D, 10/1/2022                               3.25                $500,000               $500,000
=========================================================================================================
5.08     FLORIDA
         Manatee Cnty, Florida (Florida Pwr & Light
           Proj), AR, PCR Ref, Series 1994, 9/1/2024  3.30               1,300,000               1,300,000
         St Lucie Cnty, Florida (Florida Pwr &
           Light Proj), AR, PCR Ref, Series 1993,
           1/1/2026                                   3.30                 300,000                 300,000
==========================================================================================================
                                                                                                 1,600,000




                                                 EFFECTIVE
                                                  INTEREST               PRINCIPAL
%        DESCRIPTION                                RATE %                  AMOUNT                   VALUE
----------------------------------------------------------------------------------------------------------
0.32     GEORGIA
         Burke Cnty Dev Auth, Georgia (Georgia Pwr
           Plant Vogtle Proj), AR, PCR, Fifth
           Series 1994, 7/1/2024                      3.25                $100,000                $100,000
==========================================================================================================
3.18     MASSACHUSETTS
         Massachusetts Hlth & Edl Facils Auth,
           (Williams College Issue, Series F),
           AR, Rev, Series 1997 SGA 65, 7/1/2026      3.35               1,000,000               1,000,000
==========================================================================================================
2.78     NEW YORK
         New York Energy Research & Dev Auth,
           (New York State Elec & Gas Proj)(LOC -
           Morgan Gty Trust), AR, PCR Ref, 1994
           Series C, 6/1/2029                         3.15                 875,000                 875,000
==========================================================================================================
5.40     TEXAS
         Harris Cnty Indl Dev, Texas (Shell Oil
           Proj), AR, PCR Ref, Series 1997, 4/1/2027  3.30               1,700,000               1,700,000
==========================================================================================================
1.90     WASHINGTON
         Washington Hlth Care Facils Auth, (Virginia
           Mason Med Ctr), VRD, Rev, Series 1997B,
           2/15/2027                                  3.25                 600,000                 600,000
==========================================================================================================
1.59     WYOMING
         Lincoln Cnty, Wyoming (Exxon Corp Proj),
           DATES, PCR, Series 1984C, 11/1/2014        3.20                 500,000                 500,000
==========================================================================================================
              TOTAL DAILY PUT BONDS
              (Amortized Cost $6,875,000)                                                        6,875,000
==========================================================================================================
75.30    WEEKLY PUT BONDS
5.40     ALASKA
         Alaska Hsg Fin Corp, VR, Gen Mtg Rev, 1991
           Series C, 6/1/2026                         3.35                 900,000                 900,000
         Alaska Indl Dev & Export Auth (Fairbanks
           Gold Mining Proj)(Amax Gold), AR, Exmp
           Facil Rev, Series 1997, 5/1/2009           3.45                 800,000                 800,000
==========================================================================================================
                                                                                                 1,700,000
12.01    ARIZONA
         Apache Cnty Indl Dev Auth, Arizona (Tuscon
           Elec Pwr Springerville Proj)(LOC - Toronto
           Dominion Bank),
              AR, IDR, 1985 Series A, 12/1/2020       3.35                 400,000                 400,000
              VR, IDR, 1983 Series A, 12/15/2018      3.25                 400,000                 400,000
         Avondale Indl Dev Auth, Arizona (Natl Hlth
           Inv Proj)(LOC - Dresdner Bank AG), VRD,
           IDR Ref, Series 1997, 12/1/2014            3.30                 150,000                 150,000
         Maricopa Cnty Indl Dev Auth, Arizona
           (McLane Co Proj)(LOC - Valley Natl Bank
           of Arizona), VRD, Rev, Series 1984,
           10/1/2004                                  3.75               1,080,000               1,080,000



                                                 EFFECTIVE
                                                  INTEREST               PRINCIPAL
%        DESCRIPTION                                RATE %                  AMOUNT                   VALUE
----------------------------------------------------------------------------------------------------------

         Pima Cnty Indl Dev Auth, Arizona (Tuscon
           Elec Pwr Irvington Proj)(LOC - Societe
           Generale), FRD, IDR, 1982 Series A,
           10/1/2022                                  3.40              $1,000,000              $1,000,000
         Pima Cnty Indl Dev Auth, Arizona (Tuscon
            Elec Pwr Proj)(LOC - Toronto Dominion
            Bank), F/VR, IDR, 1982 Series A,
            12/1/2022                                 3.25                 750,000                 750,000
==========================================================================================================
                                                                                                 3,780,000
3.18     COLORADO
         El Paso Cnty, Colorado (Briarglen Apts Proj)
           (LOC - General Electric Cap), AR,
           Multifamily Hsg Rev Ref, Series 1994,
           12/1/2024                                  3.35               1,000,000               1,000,000
==========================================================================================================
2.22     FLORIDA
         Dade Cnty, Florida (LOC-Morgan Gty Trust),
           VRD, Aviation Rev, Series 1984A, 10/1/2009 3.35                 600,000                 600,000
         Tampa, Florida (FGIC Insured), VR,
           Occupational License Tax, Series 1996A,
           10/1/2018                                  3.35                 100,000                 100,000
==========================================================================================================
                                                                                                   700,000
6.28     GEORGIA
         DeKalb Cnty Hsg Auth, Georgia (Wood Terrace
           Apts Proj), VRD, Multifamily Hsg Rev Ref,
           Series 1995, 12/15/2015                    3.25               1,000,000               1,000,000
         Georgia Muni Assn (MBIA Insured), AR,
           Ctfs of Participation, 12/15/2020          3.25                 979,032                 979,032
==========================================================================================================
                                                                                                 1,979,032
3.18     KENTUCKY
         Kentucky Econ Dev Fin Auth (Greater
           Cincinnati Hlth Alliance)(MBIA Insured),
           AR, Hosp Facils Rev, Series 1997C,
           1/1/2022                                   3.40               1,000,000               1,000,000
==========================================================================================================
9.53     MARYLAND
         Frederick Cnty, Maryland (Sheppard Pratt
           Residential Treatment Facil)(LOC - Societe
           General Bank), VRD/FR, Rev, Series 1995,
           7/1/2025                                   3.30               2,100,000               2,100,000
         Montgomery Cnty Hsg Opportunities Commn,
           Maryland, V/FR, Multifamily Hsg Rev, 1988
           Issue A, 7/15/2007                         3.35                 900,000                 900,000
==========================================================================================================
                                                                                                 3,000,000
0.63     MICHIGAN
         Michigan Hsg Dev Auth (Harbortown Ltd)
           (LOC - Bankers Trust), F/VR, Ltd Oblig
           Ref, 6/1/2004                              3.48                 200,000                 200,000
==========================================================================================================
6.67     MISSOURI
         Missouri Hlth & Edl Facils Auth (Sisters of
           Mercy Hlth System, St Louis), VRD, BEARS,
           Hlth Facils Rev, Series 1995B, 12/1/2016   3.20               1,200,000               1,200,000



                                                 EFFECTIVE
                                                  INTEREST               PRINCIPAL
%        DESCRIPTION                                RATE %                  AMOUNT                   VALUE
----------------------------------------------------------------------------------------------------------

         St Louis Cnty Indl Dev Auth, Missouri
           (Schnuck Mkts, Kirkwood Proj)(LOC -
           Bankers Trust), F/VR, IDR, Series 1985,
           12/1/2015                                  3.48                $900,000                $900,000
==========================================================================================================
                                                                                                 2,100,000
3.81     NEW HAMPSHIRE
         New Hamphire Bus Fin Auth (Wheelabrator
           Concord LP Proj)(LOC - Wachovia Bank NA),
           AR, Resource Recovery Ref Rev, 1997
           Series B, 1/1/2018                         3.30               1,200,000               1,200,000
==========================================================================================================
0.63     NORTH CAROLINA
         East Carolina Univ, North Carolina (Dowdy-
           Ficklen Stadium Proj)(LOC - Wachovia Bank
           of North Carolina), VRD, Athletic Dept
           Rev, Series 1996, 5/1/2017                 3.20                 200,000                 200,000
==========================================================================================================
3.18     OHIO
         Lorain Cnty, Ohio (Catholic Healthcare
           Partners), AR, Hosp Facils Rev, Series
           1998 A, 12/1/2027                          3.20               1,000,000               1,000,000
==========================================================================================================
3.18     OKLAHOMA
         Tulsa Intl Airport, Oklahoma (FGIC Insured),
           VRD, Gen Rev, Series 1996, 6/1/2018        3.25               1,000,000               1,000,000
==========================================================================================================
1.59     SOUTH CAROLINA
         Dorchester Cnty, South Carolina (BOC Group
           Proj) (LOC - Wachovia Bank of Georgia, NA),
           TEAMS, Pollution Ctl Facils Rev Ref,
           Series 1993, 12/8/2000                     3.30                 500,000                 500,000
==========================================================================================================
4.60     TENNESSEE
         Nashville & Davidson Cnty Metro Govt Indl
           Dev Brd, Tennessee (Multfamily Chimneytop
           II)(LOC - Bank of America), VR, Rev,
           9/1/2006                                   3.40               1,150,000               1,150,000
         Nashville Metro Airport Auth, Tennessee
           (LOC - Societe Generale)(FGIC Insured),
           AR, Airport Impt Rev Ref, Series 1993,
           7/1/2019                                   3.40                 300,000                 300,000
==========================================================================================================
                                                                                                 1,450,000
1.27     TEXAS
         Bexar Cnty Hlth Facils Dev, Texas
           (Retirement Cmnty - Air Force)(LOC -
           Rabobank Nederland), AR, Rev, Series
           1985B, 3/1/2012                            3.35                 400,000                 400,000
==========================================================================================================
1.59     WASHINGTON
         Seattle, Washington, AR, Muni Light & Pwr
           Rev, Series 1993, 11/1/2018                3.35                 300,000                 300,000
         Washington Hsg Fin Commn (Pac First Fed
           Svgs Bank Proj)(LOC - Fed Home Ln Bank),
           VRD, Multifamily Mtg Rev Ref, Series
           1988B, 10/1/2020                           3.25                 200,000                 200,000
==========================================================================================================
                                                                                                   500,000




                                                 EFFECTIVE
                                                  INTEREST               PRINCIPAL
%        DESCRIPTION                                RATE %                  AMOUNT                   VALUE
----------------------------------------------------------------------------------------------------------

6.35     WYOMING
         Green River, Wyoming (Allied Corp Proj),
           F/FR, PCR Ref, 1982 Series, 12/1/2012      4.39              $2,000,000              $2,000,000
==========================================================================================================
           TOTAL WEEKLY PUT BONDS
              (Amortized Cost $23,709,032)                                                      23,709,032
==========================================================================================================
2.86     MONTHLY PUT BONDS
2.86     FLORIDA
         Marion Cnty Indl Dev Auth, Florida
           (Florida Convalescent Ctrs Proj)(LOC-
           Toronto Dominion Bank), VRD/FR, IDR
           Ref, Series 1988A, 1/1/2011
           (Cost $900,000)                            3.40               $900,000                 900,000
==========================================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Amortized Cost $31,484,032)(b)                                                       $31,484,032
==========================================================================================================

The following abbreviations may be used in portfolio descriptions:
ACES(c)  --  Adjustable Convertible Extendable Securities  LOC       --  Letter of Credit
AR(c)    --  Adjustable Rate                               MBIA      --  Municipal Bond Investors
BEARS    --  Bondholders Extendable Adjustable                           Assurance Corporation
             Return  Securities                            PCR       --  Pollution Control Revenue
DATES(c) --  Daily Adjustable Tax-Exempt Securities        TEAMS(c)  --  Tax-Exempt Adjustable Mode
                                                                         Securities
F/FR     --  Floating Fixed Rate                           V/FR(c)   --  Variable/Fixed Rate
F/VR(c)  --  Floating/Variable Rate                        VR(c)     --  Variable Rate
FRD(c)   --  Floating Rate Demand                          VRD(c)    --  Variable Rate Demand
FGIC     --  Financial Guaranty Insurance Company          VRD/FR(c) --  Variable Rate Demand/Fixed Rate
IDR      --  Industrial Development Revenue

(a) All securities with a maturity date greater than one year have either a variable rate, demand feature, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

(b) Also represents cost for income tax purposes.

(c) Rate is subject to change. Rate shown reflects current rate.

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

INVESCO Treasurer's Series Funds, Inc.
May 31, 1999

                                                  TREASURER'S        TREASURER'S
                                                 MONEY MARKET         TAX-EXEMPT
                                                 RESERVE FUND       RESERVE FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost                                        $58,532,520        $31,484,032
================================================================================
   At Value                                       $58,532,520        $31,484,032
Cash                                                   30,670             93,115
Receivables:
   Fund Shares Sold                                    68,422                  0
   Interest                                            28,941            109,118
================================================================================
TOTAL ASSETS                                       58,660,553         31,686,265
================================================================================
LIABILITIES
Payables:
   Distributions to Shareholders                        1,377                566
   Fund Shares Repurchased                          6,262,849          1,311,950
Accrued Expenses and Other Payables                       460                  5
================================================================================
TOTAL LIABILITIES                                   6,264,686          1,312,521
================================================================================
NET ASSETS AT VALUE                               $52,395,867        $30,373,744
================================================================================
Shares Outstanding(a)                              52,395,867         30,373,744
NET ASSET VALUE, Offering and Redemption
   Price per Share                                $      1.00        $      1.00
================================================================================

(a) The Fund has 500 million authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund. Paid-in capital was $52,395,867 and $30,373,744 for Treasurer's Money Market Reserve and Treasurer's Tax-Exempt Reserve Funds, respectively.

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Treasurer's Money Market Reserve Fund

                                                       PERIOD               YEAR
                                                        ENDED              ENDED
                                                       MAY 31        DECEMBER 31
--------------------------------------------------------------------------------
                                                         1999               1998
                                                     (Note 1)
INVESTMENT INCOME
INTEREST INCOME                                      $878,670         $3,153,478
EXPENSES
Investment Advisory Fees                               44,330            141,183
================================================================================
NET INVESTMENT INCOME AND NET INCREASE IN
   NET ASSETS FROM OPERATIONS                        $834,340         $3,012,295
================================================================================

See Notes to Financial Statements

Treasurer's Tax-Exempt Reserve Fund
                                                       PERIOD               YEAR
                                                        ENDED              ENDED
                                                       MAY 31        DECEMBER 31
--------------------------------------------------------------------------------
                                                         1999               1998
                                                     (Note 1)
INVESTMENT INCOME
INTEREST INCOME                                      $458,641         $1,160,926
EXPENSES
Investment Advisory Fees                               36,935             79,720
================================================================================
NET INVESTMENT INCOME AND NET INCREASE IN
   NET ASSETS FROM OPERATIONS                        $421,706         $1,081,206
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

Treasurer's Money Market Reserve Fund

                                             PERIOD               YEAR                YEAR
                                              ENDED              ENDED               ENDED
                                             MAY 31         DECEMBER 31        DECEMBER 31
-------------------------------------------------------------------------------------------
                                               1999                1998               1997
                                           (Note 1)
OPERATIONS AND DISTRIBUTIONS TO
   SHAREHOLDERS
Net Investment Income Earned and
   Distributed to Shareholders         $    834,340        $  3,012,295       $  5,457,357
===========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares          $145,411,371        $484,696,941        907,820,795
Reinvestment of Dividends                   821,471           2,978,475          5,366,818
===========================================================================================
                                        146,232,842         487,675,416        913,187,613
Amounts Paid for Repurchases
   of Shares                           (128,073,404)       (520,584,938)      (959,322,893)
===========================================================================================
NET INCREASE (DECREASE) IN
   NET ASSETS FROM FUND
   SHARE TRANSACTIONS                    18,159,438         (32,909,522)       (46,135,280)
NET ASSETS
Beginning of Period                      34,236,429          67,145,951        113,281,231
===========================================================================================
End of Period                           $52,395,867         $34,236,429        $67,145,951
===========================================================================================

            --------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                             145,411,371         484,696,941        907,820,795
Shares Issued from Reinvestment
   of Dividends                             821,471           2,978,475          5,366,818
===========================================================================================
                                        146,232,842         487,675,416        913,187,613
Shares Repurchased                     (128,073,404)       (520,584,938)      (959,322,893)
===========================================================================================
NET INCREASE (DECREASE) IN
   FUND SHARES                           18,159,438         (32,909,522)       (46,135,280)
===========================================================================================

See Notes to Financial Statements




STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

Treasurer's Tax-Exempt Reserve Fund

                                             PERIOD               YEAR                YEAR
                                              ENDED              ENDED               ENDED
                                             MAY 31         DECEMBER 31        DECEMBER 31
-------------------------------------------------------------------------------------------
                                               1999                1998               1997
                                           (Note 1)
OPERATIONS AND DISTRIBUTIONS TO
   SHAREHOLDERS
Net Investment Income Earned and
   Distributed to Shareholders          $   421,706         $ 1,081,206        $   728,737
===========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares           $19,765,537         $72,911,901         31,372,456
Reinvestment of Dividends                   417,341           1,072,533            711,015
===========================================================================================
                                         20,182,878          73,984,434         32,083,471
Amounts Paid for Repurchases
   of Shares                            (26,516,605)        (59,361,188)       (33,385,365)
===========================================================================================
NET INCREASE (DECREASE) IN
   NET ASSETS FROM FUND
   SHARE TRANSACTIONS                    (6,333,727)         14,623,246         (1,301,894)
NET ASSETS
Beginning of Period                      36,707,471          22,084,225         23,386,119
===========================================================================================
End of Period                           $30,373,744         $36,707,471        $22,084,225
===========================================================================================

            --------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                              19,765,537          72,911,901         31,372,456
Shares Issued from Reinvestment
   of Dividends                             417,341           1,072,533            711,015
===========================================================================================
                                         20,182,878          73,984,434          32,083,471
Shares Repurchased                      (26,516,605)        (59,361,188)       (33,385,365)
===========================================================================================
NET INCREASE (DECREASE) IN
   FUND SHARES                           (6,333,727)         14,623,246         (1,301,894)
===========================================================================================


See Notes to Financial Statements

INVESCO Notes to financial statements -- INVESCO Treasurer's Series Funds, Inc.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Treasurer's Series Funds, Inc. (the "Fund")(formerly known as INVESCO Treasurer's Series Trust) is incorporated in Maryland (formerly organized under the laws of the Commonwealth of Massachusetts) and consists of two separate funds: INVESCO Treasurer's Money Market Reserve Fund ("Money Fund") and INVESCO Treasurer's Tax-Exempt Reserve Fund ("Tax-Exempt Fund"). On February 3, 1999 the Fund's board of directors approved a name change to INVESCO Treasurer's Series Fund, Inc. The investment objective of each of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's fiscal year-end was changed from December 31 to May 31.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

A. SECURITY VALUATION -- Securities held by the Fund are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, these securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of securities to the earliest put or call date. Cost is determined on the specific identification basis.

C. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. Of the distributions paid by Tax-Exempt Fund for the period ended May 31, 1999, 93.31% were exempt from federal income taxes.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Capital Management, Inc. ("ICM") served as the Fund's investment adviser. As compensation for its services to the Fund, ICM received an investment advisory fee which was accrued daily at the applicable rate and paid monthly. The fee for each Fund was based on the annual rate of 0.25% of each Fund's average net assets. ICM was also responsible for providing certain administrative and clerical services and facilities necessary for the operation of the Fund. In accordance with the Investment Advisory Agreement, ICM bore all other expenses of the Funds, except taxes, interest and brokerage commissions. Effective June 1, 1999, such responsibilities were transferred to INVESCO Funds Group, Inc. ("IFG").

NOTE 3-- TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of ICM or IFG.

Each Fund has adopted an unfunded defined benefit deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 50% of the sum of the retainer fee at the time of retirement plus the annual meeting fee.

For the period ended May 31, 1999, pension expenses, unfunded accrued pension costs and pension liability were paid by ICM in accordance with the Investment Advisory Agreement and were as follows:

                                                     UNFUNDED
                                  PENSION             ACCRUED            PENSION
FUND                             EXPENSES       PENSION COSTS          LIABILITY
--------------------------------------------------------------------------------
Money Fund                           $272              $4,884            $13,490
Tax-Exempt Fund                       273               1,522              3,328

The independent directors have contributed to a deferred fee agreement, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of selected INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds.

            --------------------------------------------------------

Report of Independent Accountants


To the Board of Directors and Shareholders of INVESCO Treasurer's Series Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO Treasurer's Money Market Reserve Fund and INVESCO Treasurer's Tax-Exempt Reserve Fund (constituting INVESCO Treasurer's Series Funds, Inc., formerly INVESCO Treasurer's Series Trust, hereafter referred to as the "Fund") at May 31, 1999, the results of each of their operations for each of the periods indicated, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
July 6, 1999

FINANCIAL HIGHLIGHTS

Treasurer's Money Market Reserve Fund
(For a Fund Share Outstanding Throughout Each Period)


                              PERIOD
                               ENDED
                              MAY 31                       YEAR ENDED DECEMBER 31
----------------------------------------------------------------------------------------------
                                1999(a)        1998        1997       1996       1995     1994
PER SHARE DATA
Net Asset Value --
   Beginning of Period          $  1.00     $  1.00     $  1.00    $  1.00    $  1.00  $  1.00
==============================================================================================
INCOME AND DISTRIBUTIONS
   FROM INVESTMENT
   OPERATIONS
NET INVESTMENT INCOME
   EARNED AND DISTRIBUTED
   TO SHAREHOLDERS                 0.02        0.05        0.05       0.05       0.06     0.04
==============================================================================================
Net Asset Value--
   End of Period                $  1.00     $  1.00     $  1.00    $  1.00    $  1.00  $  1.00
==============================================================================================

TOTAL RETURN                      1.90%(b)    5.46%       5.48%      5.30%      5.82%    4.13%

RATIOS
Net Assets -- End of Period
   ($000 Omitted)               $52,396     $34,236     $67,146   $113,281   $141,885  $93,131
Ratio of Expenses to Average
   Net Assets                     0.25%(c)    0.25%       0.25%      0.25%      0.25%    0.25%
Ratio of Net Investment Income
   to Average Net Assets          4.78%(c)    5.35%       5.32%      5.17%      5.71%    4.02%

(a) From January 1, 1999 to May 31, 1999, the Fund's current fiscal year end.

(b) Based  on  operations  for  the  period  shown  and,  accordingly,   is  not
    representative of a full year.

(c) Annualized

FINANCIAL HIGHLIGHTS

Treasurer's Tax-Exempt Reserve Fund
(For a Fund Share Outstanding Throughout Each Period)


                              PERIOD
                               ENDED
                              MAY 31                      YEAR ENDED DECEMBER 31
----------------------------------------------------------------------------------------------
                                1999(a)        1998        1997       1996       1995     1994
PER SHARE DATA
Net Asset Value --
   Beginning of Period          $  1.00     $  1.00     $  1.00    $  1.00    $  1.00  $  1.00
==============================================================================================
INCOME AND DISTRIBUTIONS
   FROM INVESTMENT
   OPERATIONS
NET INVESTMENT INCOME
   EARNED AND DISTRIBUTED
   TO SHAREHOLDERS                 0.01       0.03        0.04      0.03        0.04      0.03
==============================================================================================
Net Asset Value--
   End of Period                $  1.00     $  1.00     $  1.00    $  1.00    $  1.00  $  1.00
==============================================================================================

TOTAL RETURN                      1.16%(b)   3.49%       3.74%     3.45%       3.90%     2.81%

RATIOS
Net Assets -- End of Period
   ($000 Omitted)               $30,374    $36,707     $22,084   $23,386     $21,928   $19,716
Ratio of Expenses to Average
   Net Assets                     0.25%(c)   0.25%       0.25%     0.25%       0.25%     0.25%
Ratio of Net Investment Income
   to Average Net Assets          2.92%(c)   3.38%       3.68%     3.40%       3.86%     2.69%

(a) From January 1, 1999 to May 31, 1999, the Fund's current fiscal year end.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Annualized

OTHER INFORMATION

UNAUDITED

On May 20, 1999, a special meeting of the shareholders of the Fund was held at which the ten directors identified below were elected. The selection of PricewaterhouseCoopers LLP as independent accountants (Proposal 1), the approval of changes to the fundamental investment restrictions identified below (Proposal
2), the approval of an Agreement and Plan of Conversion and Termination providing for the conversion of the Fund from a series of INVESCO Treasurer's Series Trust, a Massachusetts business trust, into a separate series of INVESCO Treasurer's Series Funds, Inc., a Maryland corporation, (Proposal 3) and the approval of the proposed Investment Advisory agreement with INVESCO Funds Group, Inc. (Proposal 4) were ratified. The following is a report of the votes cast:


                                                    WITHHELD/
NOMINEE/PROPOSAL                         FOR          AGAINST           ABSTAIN            TOTAL
------------------------------------------------------------------------------------------------
Treasurer's Money Market Reserve Fund
Charles W. Brady                  27,485,691                0                 0       27,485,691
Fred A. Deering                   27,485,691                0                 0       27,485,691
Mark H. Williamson                27,485,691                0                 0       27,485,691
Dr. Victor L. Andrews             27,485,691                0                 0       27,485,691
Bob R. Baker                      27,485,691                0                 0       27,485,691
Lawrence H. Budner                27,485,691                0                 0       27,485,691
Dr. Wendy Lee Gramm               27,485,691                0                 0       27,485,691
Kenneth T. King                   27,485,691                0                 0       27,485,691
John W. McIntyre                  27,485,691                0                 0       27,485,691
Dr. Larry Soll                    27,485,691                0                 0       27,485,691

Proposal 1                        27,332,296          153,395                 0       27,485,691

Proposal 2
Modification of Fundamental
   Investment Restrictions on:
a --Industry concentration        27,485,691                0                 0       27,485,691
b --Issuer diversification        27,485,691                0                 0       27,485,691
c --Underwriting securities       27,485,691                0                 0       27,485,691
d --Borrowing and adoption of
   non-fundamental restriction
   on borrowing                   27,485,691                0                 0       27,485,691
e --The issuance of senior
   securities                     27,485,691                0                 0       27,485,691
f --Real estate investments       27,485,691                0                 0       27,485,691
g --Investing in commodities      27,485,691                0                 0       27,485,691
h --Loans                         27,485,691                0                 0       27,485,691
i --Investing in another
   investment company and
   adoption of non-fundamental
   investment restriction
   regarding investment in
   securities issued by other
   investment companies           27,485,691                0                 0       27,485,691
Elimination of Fundamental
   Investment Restrictions on:
j -- Investing in companies for
   the purpose of exercising
   control or management          27,485,691                0                 0       27,485,691
k --Mortgaging, pledging or
   hypothecating securities       27,485,691                0                 0       27,485,691




OTHER INFORMATION (CONTINUED)

                                                    WITHHELD/
NOMINEE/PROPOSAL                         FOR          AGAINST           ABSTAIN            TOTAL
------------------------------------------------------------------------------------------------
Treasurer's Money Market Reserve Fund (continued)
l -- Short sales and margin
   purchases and adoption of
   non-fundamental restriction
   on short sales and margin
   purchases                      27,485,691                0                 0       27,485,691
m --Illiquid securities and
   adoption of non-fundamental
   policy on illiquid securities  27,485,691                0                 0       27,485,691
To make non-fundamental:          27,485,691                0                 0       27,485,691
n --The policy with respect to
   tax-free obligations
   (Tax-Exempt Fund only)         27,485,691                0                 0       27,485,691

Proposal 3                        27,485,691                0                 0       27,485,691

Proposal 4                        27,485,691                0                 0       27,485,691

Treasurer's Tax-Exempt Reserve Fund
Charles W. Brady                  41,308,150                0           468,279       41,776,429
Fred A. Deering                   41,308,150                0           468,279       41,776,429
Mark H. Williamson                41,308,150                0           468,279       41,776,429
Dr. Victor L. Andrews             41,308,150                0           468,279       41,776,429
Bob R. Baker                      41,308,150                0           468,279       41,776,429
Lawrence H. Budner                41,308,150                0           468,279       41,776,429
Dr. Wendy Lee Gramm               41,308,150                0           468,279       41,776,429
Kenneth T. King                   41,308,150                0           468,279       41,776,429
John W. McIntyre                  41,308,150                0           468,279       41,776,429
Dr. Larry Soll                    41,308,150                0           468,279       41,776,429

Proposal 1                        41,776,429                0                 0       41,776,429

Proposal 2
Modification of Fundamental
   Investment Restrictions on:
a --Industry concentration        39,193,264        2,568,004            15,160       41,776,428
b --Issuer diversification        39,193,264        2,568,004            15,160       41,776,428
c --Underwriting securities       39,193,264        2,568,004            15,160       41,776,428
d --Borrowing and adoption of
   non-fundamental restriction
   on borrowing                   39,193,264        2,568,004            15,160       41,776,428
e --The issuance of senior
   securities                     39,193,264        2,568,004            15,160       41,776,428
f --Real estate investments       39,193,264        2,568,004            15,160       41,776,428
g --Investing in commodities      39,193,264        2,568,004            15,160       41,776,428
h --Loans                         39,193,264        2,568,004            15,160       41,776,428
i --Investing in another
   investment company and
   adoption of non-fundamental
   investment restriction regarding
   investment in securities
   issued by other investment
   companies                      39,193,264        2,568,004            15,160       41,776,428




OTHER INFORMATION (CONTINUIED)

                                                    WITHHELD/
NOMINEE/PROPOSAL                         FOR          AGAINST           ABSTAIN            TOTAL
------------------------------------------------------------------------------------------------
Treasurer's Tax-Exempt Reserve Fund (Continued)
Elimination of Fundamental
   Investment Restrictions on:
j -- Investing in companies for
   the purpose of exercising
   control or management          39,193,264        2,568,004            15,160       41,776,428
k --Mortgaging, pledging or
   hypothecating securities       39,193,264        2,568,004            15,160       41,776,428
l --Short sales and margin
   purchases and adoption of
   non-fundamental restriction
   on short sales and margin
   purchases                      39,193,264        2,568,004            15,160       41,776,428
m --Illiquid securities and
   adoption of non-fundamental
   policy on illiquid securities  39,193,264        2,568,004            15,160       41,776,428
To make non-fundamental:          39,193,264        2,568,004            15,160       41,776,428
n --The policy with respect to
   tax-free obligations
   (Tax-Exempt Fund only)         39,193,264        2,568,004            15,160       41,776,428

Proposal 3                        41,776,429                0                 0       41,776,429

Proposal 4                        41,761,268                0            15,160       41,776,428

                                    INVESCO Family of Funds

                                                                                       Newspaper
Fund Name                                Fund Code        Ticker Symbol              Abbreviation
-----------------------------------------------------------------------------------------------------------------
International
International Blue Chip                     09                IIBCX                     ItlBlChp
Pacific Basin                               54                FPBSX                     PcBas
European                                    56                FEURX                     Europ
Latin American Growth                       34                IVSLX                     LtnAmerGr
-----------------------------------------------------------------------------------------------------------------
Sector
Energy                                      50                FSTEX                     Enrgy
Financial Services                          57                FSFSX                     FinSvc
Gold                                        51                FGLDX                     Gold
Health Sciences                             52                FHLSX                     HlthSc
Leisure                                     53                FLISX                     Leisur
Realty                                      42                IVSRX                     Realty
Technology-Class II                         55                FTCHX                     Tech
Utilities                                   58                FSTUX                     Util
Worldwide Communications                    39                ISWCX                     WldCom
(as of 7/30/99, Telecommunications)                                                     (as of 8/1/99 Telecomm)
-----------------------------------------------------------------------------------------------------------------
Stock
Growth & Income                             21                IVGIX                     Gro&Inc
INVESCO Endeavor                            61                IVENX                     Endeavor
Blue Chip Growth                            10                FLRFX                     BlChpGro
Dynamics                                    20                FIDYX                     Dynm
Small Company Growth                        60                FIEGX                     SmCoGth
Value Equity                                46                FSEQX                     ValEq
S&P 500 Index Fund-Class II                 23                ISPIX                     SP500II
-----------------------------------------------------------------------------------------------------------------
Combination Stock & Bond
Industrial Income                           15                FIIIX                     IndInc
(as of 7/30/99, Equity Income)                                                          (as of 8/1/99, EquityInc)
Total Return                                48                FSFLX                     TotRtn
Balanced                                    71                IMABX                     Bal
-----------------------------------------------------------------------------------------------------------------
Bond
U.S. Government Securities                  32                FBDGX                     USGvt
Select Income                               30                FBDSX                     SelInc
High Yield                                  31                FHYPX                     HiYld
Tax-Free Bond                               35                FTIFX                     TxFre
(formerly, Tax-Free Long-Term Bond)
-----------------------------------------------------------------------------------------------------------------
Money Market
U.S. Government Money Fund                  44                FUGXX                     InvGvtMF
Cash Reserves                               25                FDSXX                     InvCshR
Tax-Free Money Fund                         40                FFRXX                     InvTaxFree
Money Market Reserve                        96                IMRXX                     INVESCOMMR
Tax-Exempt Reserve                          95                ITTXX                     INVESCOTTE

FOR MORE INFORMATION ABOUT ANY OF THE INVESCO FUNDS, INCLUDING MANAGEMENT FEES AND EXPENSES, PLEASE CALL US AT 1-800-525-8085 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                 [INVESCO ICON]
                                    INVESCO


                                   YOU SHOULD
                                    KNOW WHAT
                                 INVESCO KNOWS (TM)








We're easy to stay in touch with:

Investor Services: 1-800-525-8085
PAL(R), your personal account line: 1-800-424-8085
On the World Wide Web: www.invesco.com

In Denver, visit one of our convenient Investor Centers:
Cherry Creek,
3003 East Third Avenue, Suite 1
Denver Tech Center, 7800 East Union Avenue, Lobby Level

INVESCO Distributors, Inc.(SM), Distributor
Post Office Box 173706
Denver, CO 80217-3706

This information must be preceded or accompanied by a current prospectus.





ATR 9014 6/99